SEGMENT INFORMATION (Schedule of Segment Results) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Revenues from external customers	$ 1,684	¥ 12,216	¥ 16,072
Segment profit/(loss) before income tax	(1,052)	(7,634)	4,030
Income tax benefit (loss)/benefit	(252)	(1,827)	(357)
Profit/(Loss) for the period	(1,304)	(9,461)	3,673
Depreciation of property, plant and equipment	(14)	(106)	(141)
Depreciation of right-of-use assets	(98)	(713)	(707)
Amortization of intangible assets	(54)	(395)	(404)
Other income	89	642	731
Fair value loss on financial instruments, net	(12)	(86)	559
Finance costs	(266)	(1,930)	(1,822)
Finance income	1,117	8,101	9,376
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(53)	(388)	(1,936)
Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(489)	(3,546)	41
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(942)	(6,829)	(1,077)
Wastewater Treatment [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers	1,684	12,216	16,072
Segment profit/(loss) before income tax	49	353	3,784
Depreciation of property, plant and equipment	(14)	(103)	(114)
Depreciation of right-of-use assets	(49)	(359)	(347)
Amortization of intangible assets	(54)	(395)	(404)
Other income	20	142	30
Fair value loss on financial instruments, net
Finance costs	(260)	(1,884)	(1,799)
Finance income	648	4,702	7,857
Wastewater Treatment [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(53)	(388)	(1,936)
Wastewater Treatment [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(489)	(3,546)	41
Wastewater Treatment [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Corporate Activity [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers
Segment profit/(loss) before income tax	(1,091)	(7,914)	1
Depreciation of property, plant and equipment		(1)	(1)
Depreciation of right-of-use assets	(49)	(354)	(360)
Amortization of intangible assets
Other income			1
Fair value loss on financial instruments, net	(12)	(86)	559
Finance costs	(6)	(45)	(22)
Finance income	469	3,399	1,519
Corporate Activity [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Corporate Activity [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Corporate Activity [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(942)	(6,829)	(1,077)
Exploration and Mining [Member]
IfrsStatementLineItems [Line Items]
Segment profit/(loss) before income tax	(10)	(73)	245
Depreciation of property, plant and equipment		(2)	(26)
Depreciation of right-of-use assets
Amortization of intangible assets
Other income	69	500	700
Fair value loss on financial instruments, net
Finance costs		(1)	(1)
Finance income
Exploration and Mining [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Exploration and Mining [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Exploration and Mining [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets